Shareholders' Deficit	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Shareholders' Deficiency
Shareholders' Deficiency

NOTE 11 – Shareholders’ Deficit

Common Stock

As of June 30, 2018 the Company has 4,000,000,000 shares of common stock authorized.

During the six months ended June 30, 2018 the Company issued 470,892,871 shares of common stock, including 178,160,074 shares for convertible notes payable conversions, 244,217,685 shares for cash, 29,096,402 shares for option exercises and 19,418,710 shares for services rendered.

Preferred Stock

The Company has 20,000,000 shares of preferred stock authorized as of June 30, 2018, of which 12,789,474 are specifically designated to a series of preferred stock and 5,210,526 remain undesignated.

Series A Preferred Stock

The Company has 1,000,000 shares of Series A Preferred Stock designated and outstanding as of June 30, 2018 and December 31, 2017. LSW is the holder of these shares. Lily Li, who was the Company’s Executive Vice President until April 5, 2018, is the Managing Member of LSW and, in that capacity, has the authority to direct voting and investment decisions with regard to its holdings in the Company.

Series B Preferred Stock

The Company has 7,000,000 shares of Series B Preferred Stock designated, of which none were outstanding as of June 30, 2018 and December 31, 2017.

Series C Preferred Stock

The Company has 2,000,000 shares of Series C Preferred Stock designated, of which none were outstanding as of June 30, 2018 and December 31, 2017. Series C Preferred Stock is 12% interest bearing, cumulative, exchangeable, non-voting, convertible preferred stock of the Company. Each Series C Preferred share is convertible to 50 shares of common stock.

Series D Preferred Stock

The Company has 2,000,000 shares of Series D Preferred Stock designated, of which none were outstanding as of June 30, 2018 and December 31, 2017. Series D Preferred Stock is a non-voting, non-interest bearing convertible preferred stock. Each Series D preferred share is convertible to 100 shares of common stock.

Series E Preferred Stock

On September 19, 2017, the Board of Directors approved a new Series E Preferred Stock. Holders of Series E Preferred Stock are entitled to cast 2,000 votes per share of Series E Preferred Stock on any proposal to increase our authorized capital stock, with no other voting rights. Series E Preferred Stock is convertible to common stock on a 1:1 basis. On the same day, the Board granted our Chairman 789,474 shares of Series E Preferred stock as payment for his deferred compensation. On October 31, 2017, Mr. Welch converted his 789,474 shares of Series E Preferred Stock to 789,474 shares of common stock. As of June 30, 2018 and December 31, 2017 there were no shares outstanding.

Warrants

During the six months ended June 30, 2018 the Company granted no common stock warrants, none were exercised, and none were cancelled.

Options

During the six months ended June 30, 2018 the Company granted 5,624,789 options to purchase common stock with terms ranging from two to five years and exercise prices of $.003, holders exercised 23,607,193 options, and none were cancelled.

Common Stock

As of June 30, 2016 the Company has 800,000,000 shares of common stock authorized. On March 14, 2017 the Board of Directors and the holders of a majority of the voting capital stock of the Company increased this authorization to 950,000,000 and on September 19, 2017 the authorization was increased to 4,000,000,000 shares. As of December 31, 2017 there are 1,159,706,457 common shares issued and outstanding.

During the six months ended December 31, 2017 the Company issued 373,181,339 shares of common stock, including 321,291,865 for convertible notes payable conversions, 45,000,000 as part of a legal settlement, 789,474 for the conversion from Series E Preferred Shares, 5,600,000 for services rendered, and 500,000 for cash. During the six months ended December 31, 2016 the Company issued 197,090,550 shares of common stock for convertible notes payable conversions, warrant exercises, compensation, cash purchases, services rendered, and a legal settlement.

During the year ended June 30, 2017 the Company issued 248,535,354 shares of common stock, including 77,800,687 for convertible notes payable conversions, 46,908,834 for warrant exercises, 29,724,139 for services rendered, 21,634,107 for compensation, 6,800,000 as part of a legal settlement, and 65,667,587 for cash. During the year ended June 30, 2016 the Company issued 101,495,350 shares of common stock for convertible notes payable conversions, the acquisition of Dollar Shots Club, cash purchases, and services rendered.

On March 17, 2017, our Board of Directors approved the Rocky Mountain High Brands, Inc. 2017 Incentive Plan (the “2017 Incentive Plan”). The purpose of the Incentive Plan is to provide a means for the Company to continue to attract, motivate and retain management, key employees, consultants and other independent contractors, and to provide these individuals with greater incentive for their service to the Company by linking their interests in the Company’s success with those of the Company and its shareholders. Initially, the Board authorized 35,000,000 shares of the Company’s common stock to be included in the Plan. The Board of Directors awards these shares at its sole discretion.

On July 14, 2017 the Board of Directors increased the authorized shares in the 2017 Incentive Plan to 65,000,000.

On December 19, 2017 the Board of Directors increased the authorized shares in the 2017 Incentive Plan to 100,000,000.

Preferred Stock

As of December 31, 2017 the Company has 20,000,000 shares of Preferred Stock authorized and 10,789,474 designated through the various Series described below. The remaining 9,210,526 remain undesignated.

Series A Preferred Stock

The Company has 1,000,000 shares of Series A Preferred Stock authorized and outstanding as of December 31, 2017 and June 30, 2017. LSW Holdings LLC (“LSW”), holds all of these shares. LSW’s Managing Member is Lily Li, RMHB’s Executive Vice President. In that capacity, Ms. Li has the authority to direct voting and investment decisions with regard to LSW’s interests in the Company.

On March 13, 2017, our Board of Directors approved a Certificate of Designation for our Series A Preferred Stock. This document revises and restates the rights, preferences and features of our Series A Preferred Stock, which consists of 1,000,000 shares, all of which are issued and outstanding. Holders of our Series A Preferred Stock were formerly entitled to cast 400 votes for every share held, and shares of Series A Preferred Stock were convertible to common stock at a rate of 100 shares of common stock for every share of Series A Preferred Stock. Following the filing of the Certificate of Designation, holders of Series A Preferred Stock are now entitled to cast 1,200 votes for every share held, and shares of Series A Convertible Preferred Stock are convertible to common stock at a rate of 1,200 shares of common stock for every share of Series A Preferred Stock.

On March 14, 2017, the board of directors and holders of a majority of the voting capital stock of the Company approved an amendment to the Company’s Articles of Incorporation to increase its authorized shares of preferred stock by 10,000,000. The Board of Directors fixed March 14, 2017 as the record date for determining the holders of its voting capital stock entitled to notice of these actions and receipt of this Information Statement. The increase in the authorization was effective in May 2017.

On July 5, 2017, the Company amended the Certificate of Designation for our Series A Preferred Stock. The amendment changed the conversion ratio of our Series A Preferred Stock from 1,200 shares of common stock for every share of Series A Preferred stock to 100 shares of common stock for every share of Series A Preferred Stock. The amendment was approved by the Company’s Board of Directors and LSW, the holder of our Series A Preferred Stock.

On July 24, 2017, the Company’s Board of Directors approved an amendment to the Certificate of Designation for the Series A Preferred Stock that changed the voting rights back to 400 votes from 1,200 for every share of Series A Preferred Stock.

The Series A Preferred Stock is the subject of the lawsuit filed by the Company, Rocky Mountain High Brands, Inc. f/k/a Republic of Texas Brands, Inc. Plaintiff, vs. Jerry Grisaffi, et al, which is disclosed in NOTE 18 – Legal Proceedings.

Series B Preferred Stock

The Company has 5,000,000 shares of Series B Preferred Stock authorized and none outstanding as of December 31, 2017 and June 30, 2017.

Series C Preferred Stock

The Company amended its Articles of Incorporation as of November 13, 2015 to authorize 2,000,000 shares of Series C Preferred Stock, which are 12% interest bearing, cumulative, exchangeable, non-voting, convertible preferred stock of the Company. Each Series C Preferred share is convertible 50 shares of common stock.

On November 16, 2015, the holder of a convertible note aggregating $1,107,607 of principal and accrued interest, agreed to a dollar for dollar exchange for same number of Series C Preferred Stock shares. As of June 30, 2017, there were 1,107,607 shares of Series C Preferred shares outstanding and the related redemption value of these shares was classified as a current liability. On October 6, 2017, the Company and the holder reached a legal settlement whereby the Company agreed to an exchange of the Preferred C Stock back to the originating note payable in accordance with the terms of the Exchange Agreement. The holder then assigned the note to GHS in exchange for $1,000,000 consideration paid to him by GHS. As of December 31, 2017, there are no Series C Preferred Stock shares outstanding.

Series D Preferred Stock

The Company amended its Articles of Incorporation as of March 21, 2016 to authorize 2,000,000 shares of Series D Preferred Stock, a non-voting, non-interest bearing convertible preferred stock. Each Series C preferred share is convertible to 100 shares of common stock. As of December 31, 2017 and June 30, 2017, there are no Series D preferred shares outstanding.

Series E Preferred Stock

On September 19, 2017, the Board of Directors approved a new Series E Preferred Stock. Holders of Series E Preferred Stock are entitled to cast 2,000 votes per share of Series E Preferred Stock on any proposal to increase our authorized capital stock, with no other voting rights. Series E Preferred Stock is convertible to common stock on a 1:1 basis. On the same day, the Board granted Michael Welch, Chairman of the Board 789,474 shares of Series E Preferred stock as payment for his deferred compensation. On October 31, 2017, Mr. Welch converted his 789,474 shares of Series E Preferred Stock to 789,474 shares of common stock. As of December 31, 2017, there are no shares of Series E Preferred Stock outstanding.

Warrants

During the six months ended December 31, 2017, the Company granted no common stock warrants and none were exercised. As part of a legal settlement, 55,096,825 warrants were returned to the Company and cancelled on October 6, 2017. During the six months ended December 31, 2016, the Company granted 9,037,500 common stock warrants and 38,026,204 were exercised. As of December 31, 2017 and June 30, 2017, there are 650,000 and 55,746,825 warrants outstanding.

During the year ended June 30, 2017 the Company granted 9,725,000 warrants to purchase common stock and 47,008,834 were exercised. During the year ended June 30, 2016 the Company granted 39,000,000 warrants to purchase common stock and 3,658,914 were exercised. As of June 30, 2017 and 2016, there were 56,934,325 and 94,218,159 warrants outstanding.

Options

During the six months ended December 31, 2017, the Company issued 39,440,000 options to purchase common stock. The options have an exercise price ranging from $.001 and $.003 and vested immediately. The Company recognized an expense of $203,045 at the grant dates as the options immediately vested. There were no options granted or outstanding during the six months ended December 31, 2016. As of December 31, 2017 and June 30, 2017, there are 67,790,000 and 28,350,000 options outstanding.

During the year ended June 30, 2017, the Company issued 27,000,000 options to purchase common stock to two new directors. The options have an exercise price ranging from $.035 and $.045 and vested immediately. The Company recognized $1,459,134 as compensation expense. The Company also granted 350,000 options to a vendor at an exercise price of $.045. None of these options had been exercised as of June 30, 2017. There were no options granted or outstanding during fiscal year 2016. The options were valued using the Black-Scholes model using an expected volatility of 114%, expected terms of 2 years, a risk-free interest rate of

.84%, and no estimated dividends.